Contingent Liabilities and Commitments	12 Months Ended
Jun. 30, 2019
Disclosure Of Contingent Liabilities [Abstract]
Contingent Liabilities and Commitments	Note 21. Contingent liabilities and commitments There are no contingent liabilities as at June 30, 2019.